Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Preparing the Consolidated Financial Statements

The following table outlines the currency exchange rates that were used in preparing the consolidated financial statements:

	2026	2025
Year-end spot rate	$1 = HK$7.8390	$1 = HK$7.7800
Average rate	$1 = HK$7.8085	$1 = HK$7.7923

Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table presents assets and liabilities measured at fair value on a recurring basis, by level within the fair value hierarchy:

As of March 31, 2026	Level 1	Level 2	Level 3	Total
Life insurance policy, CSV	$—	$1,448,925	$—	$1,448,925
Convertible notes (liability)	—	—	(19,567,461)	(19,567,461)

As of March 31, 2025	Level 1	Level 2	Level 3	Total
Life insurance policy, CSV	$—	$1,390,388	$—	$1,390,388

The following table presents assets and liabilities measured at fair value on a non-recurring basis, by level within the fair value hierarchy:

As of March 31, 2026	Level 1	Level 2	Level 3	Total
Other investments	—	—	$46,161,262	$46,161,262

Schedule of Company's Level 3 Assets and Liabilities

The following table presents a reconciliation of the Company’s Level 3 assets and liabilities:

	Other investments	Convertible notes
Beginning balance	$—	$—
Additions / issuances	23,000,000	(19,575,000)
Gains (losses) included in earnings	23,437,041	7,539
Foreign currency translation	(275,779)	—
Ending balance	$46,161,262	$(19,567,461)

Schedule of Valuation Technique and Significant Unobservable Inputs

The following table presents the valuation technique and significant unobservable inputs used for Level 3 measurements:

Instrument	Valuation technique	Significant unobservable inputs
Other investments	Observable transaction price	Transaction price of recent third-party financing round
Convertible notes	Binomial lattice model	Discount rate of 13.4% (CCC-rated yield index); volatility of 40.0%; calibration discount of 30.9%

Schedule of Estimated Useful Lives of Property, Plant and Equipment

Property, plant and equipment are stated at cost, net of accumulated depreciation and amortization. Depreciation and amortization are provided for on a straight-line basis over the estimated useful lives of the related assets as follows:

Furniture and fixtures	4 – 5 years
Machineries	4 – 10 years
Motor vehicles	5 years
Leasehold improvements	Shorter of the lease terms or useful life

Schedule of Recognizing Revenue

The transaction price allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at March 31, 2026 and 2025 and the expected timing of recognizing revenue are as follows:

	2026	2025
Within one year	$40,959,513	$37,935,694
More than one year but not more than two years	5,161,135	15,308,438
More than two years	1,366,980	3,117,004
	$47,487,628	$56,361,136

Schedule of Interest Rate Profile of the Company's Borrowings

The following table details the interest rate profile of the Company’s borrowings of March 31, 2026 and 2025:

	2026	2025
Fixed rate borrowings:
Bank and other borrowings	$892,972	$514,138
Finance lease liabilities, current	—	56,795
Convertible notes	19,567,461	—

Floating rate borrowings:
Bank overdrafts	201,671	—
Bank and other borrowings	11,089,344	11,530,297